ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Accrued payroll	$ 620	$ 329
Accrued housing allowance	548	606
Accrued other social benefit	1,792	1,325
Deposits received from customers	17	20
Unbilled purchases from suppliers	238	178
Accrued audit fee	257	251
Others	510	344
Accrued Liabilities and Other Liabilities Current	$ 3,982	$ 3,053